Quarterly Holdings Report
for
Fidelity® Mid Cap Value Fund
October 31, 2024
MCV-NPRT3-1224
1.809074.121
Common Stocks - 99.7%
	Shares	Value ($)
BELGIUM - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Syensqo SA	72,500	5,601,559
CANADA - 2.7%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (a)	165,000	5,312,565
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cenovus Energy Inc (United States) (b)	957,793	15,391,734
MEG Energy Corp	375,100	6,856,246
South Bow Corp	285,500	7,129,554
		29,377,534
Materials - 0.5%
Paper & Forest Products - 0.5%
Interfor Corp (a)	698,300	9,624,288
Utilities - 0.4%
Gas Utilities - 0.4%
Brookfield Infrastructure Corp Class A (United States)	177,151	7,277,363
TOTAL CANADA		51,591,750
IRELAND - 0.5%
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
AerCap Holdings NV	91,900	8,597,245
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	257,600	4,750,144
SPAIN - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (c)(d)	238,937	8,758,755
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	354,200	9,453,598
UNITED STATES - 94.7%
Communication Services - 1.4%
Interactive Media & Services - 0.5%
ZoomInfo Technologies Inc (a)	920,500	10,171,525
Media - 0.9%
Liberty Broadband Corp Class C (a)	132,700	10,724,814
Nexstar Media Group Inc	31,158	5,481,315
		16,206,129
TOTAL COMMUNICATION SERVICES		26,377,654

Consumer Discretionary - 8.3%
Automobile Components - 0.5%
Aptiv PLC (a)	183,617	10,434,954
Automobiles - 0.3%
Harley-Davidson Inc	160,100	5,115,195
Broadline Retail - 0.3%
Kohl's Corp (b)	335,946	6,208,282
Distributors - 0.4%
LKQ Corp	207,600	7,637,604
Diversified Consumer Services - 0.6%
Laureate Education Inc	654,052	11,236,613
Hotels, Restaurants & Leisure - 0.8%
Hyatt Hotels Corp Class A (b)	40,900	5,948,905
Travel + Leisure Co	190,500	9,107,805
		15,056,710
Household Durables - 2.0%
KB Home	157,800	12,387,300
Mohawk Industries Inc (a)	51,400	6,901,478
Newell Brands Inc	1,355,500	11,928,400
Tempur Sealy International Inc	153,557	7,356,916
		38,574,094
Leisure Products - 0.3%
Topgolf Callaway Brands Corp (a)(b)	575,400	5,587,134
Specialty Retail - 2.3%
Academy Sports & Outdoors Inc	114,100	5,803,126
Camping World Holdings Inc Class A (b)	191,800	3,847,508
Gap Inc/The	398,500	8,276,845
Lithia Motors Inc Class A	32,371	10,759,150
Signet Jewelers Ltd (b)	97,300	8,920,464
Upbound Group Inc	182,443	5,334,633
		42,941,726
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd (a)	221,400	4,370,436
PVH Corp	18,734	1,844,550
Tapestry Inc	207,900	9,864,855
		16,079,841
TOTAL CONSUMER DISCRETIONARY		158,872,153

Consumer Staples - 5.4%
Beverages - 1.1%
Coca-Cola Consolidated Inc	14,000	15,739,640
Primo Water Corp (United States)	214,600	5,628,958
		21,368,598
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc	564,500	10,217,450
Dollar Tree Inc (a)	158,900	10,271,296
US Foods Holding Corp (a)	267,868	16,514,062
		37,002,808
Food Products - 1.7%
Bunge Global SA	127,992	10,753,888
Darling Ingredients Inc (a)	218,100	8,529,891
JM Smucker Co	111,900	12,701,769
		31,985,548
Tobacco - 0.6%
Philip Morris International Inc	90,100	11,956,270
TOTAL CONSUMER STAPLES		102,313,224

Energy - 3.7%
Energy Equipment & Services - 1.4%
Liberty Energy Inc Class A	448,771	7,660,521
Weatherford International PLC	237,800	18,786,200
		26,446,721
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy Inc	65,300	12,497,114
Phillips 66	52,700	6,419,914
Range Resources Corp	305,200	9,165,156
Targa Resources Corp	59,210	9,885,702
Valero Energy Corp	44,810	5,814,545
		43,782,431
TOTAL ENERGY		70,229,152

Financials - 17.0%
Banks - 4.0%
East West Bancorp Inc	137,224	13,377,968
First Citizens BancShares Inc/NC Class A	8,800	17,048,680
KeyCorp	757,100	13,059,975
M&T Bank Corp	88,056	17,142,742
Western Alliance Bancorp (b)	169,000	14,062,490
		74,691,855
Capital Markets - 2.6%
Ameriprise Financial Inc	20,700	10,563,210
BGC Group Inc Class A	1,010,300	9,466,510
Carlyle Group Inc/The	223,495	11,181,455
Raymond James Financial Inc	124,313	18,425,673
		49,636,848
Consumer Finance - 3.2%
Ally Financial Inc	277,200	9,715,860
Discover Financial Services	111,500	16,549,945
FirstCash Holdings Inc	83,100	8,598,357
OneMain Holdings Inc	251,155	12,474,869
SLM Corp	668,468	14,726,350
		62,065,381
Financial Services - 3.3%
Apollo Global Management Inc	92,773	13,290,660
Corebridge Financial Inc (b)	284,092	9,025,603
Global Payments Inc	112,600	11,677,746
PennyMac Financial Services Inc	124,200	12,380,256
Voya Financial Inc	93,400	7,500,020
WEX Inc (a)	52,400	9,044,240
		62,918,525
Insurance - 3.9%
American Financial Group Inc/OH	99,500	12,828,535
Arthur J Gallagher & Co	34,111	9,592,013
Hartford Financial Services Group Inc/The	174,158	19,234,010
Reinsurance Group of America Inc	77,300	16,316,484
Stewart Information Services Corp	77,400	5,325,120
The Travelers Companies, Inc.	45,900	11,288,646
		74,584,808
TOTAL FINANCIALS		323,897,417

Health Care - 8.1%
Health Care Equipment & Supplies - 1.3%
Baxter International Inc	183,500	6,550,950
QuidelOrtho Corp (a)(b)	204,400	7,777,420
Zimmer Biomet Holdings Inc	101,500	10,852,380
		25,180,750
Health Care Providers & Services - 4.8%
Acadia Healthcare Co Inc (a)	183,000	7,812,270
AdaptHealth Corp (a)	701,465	7,218,075
Cencora Inc	25,132	5,732,106
Centene Corp (a)	121,777	7,581,836
Cigna Group/The	18,400	5,792,504
CVS Health Corp	131,700	7,435,782
Henry Schein Inc (a)	184,500	12,957,435
Molina Healthcare Inc (a)	46,551	14,953,112
PACS Group Inc (b)	208,900	8,915,852
Tenet Healthcare Corp (a)	78,230	12,127,215
		90,526,187
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International Inc (a)	63,263	11,297,507
Fortrea Holdings Inc (a)(b)	468,500	7,880,170
		19,177,677
Pharmaceuticals - 1.0%
Royalty Pharma PLC Class A	411,300	11,105,100
Viatris Inc	750,400	8,704,640
		19,809,740
TOTAL HEALTH CARE		154,694,354

Industrials - 17.9%
Building Products - 2.9%
Armstrong World Industries Inc	49,600	6,921,680
AZZ Inc	121,600	9,263,488
Builders FirstSource Inc (a)	107,269	18,385,907
Owens Corning	55,700	9,847,203
UFP Industries Inc	83,172	10,175,262
		54,593,540
Commercial Services & Supplies - 1.4%
Brink's Co/The	51,120	5,254,625
GEO Group Inc/The (a)	610,200	9,262,836
MillerKnoll Inc (b)	311,800	6,971,848
Vestis Corp	570,200	7,709,104
		29,198,413
Construction & Engineering - 1.3%
Centuri Holdings Inc (b)	653,200	12,260,564
EMCOR Group Inc	21,412	9,551,251
WillScot Holdings Corp (a)	132,700	4,397,678
		26,209,493
Electrical Equipment - 2.1%
Acuity Brands Inc	31,900	9,592,011
NEXTracker Inc Class A (a)	191,400	7,621,548
Regal Rexnord Corp	90,069	15,000,091
Sensata Technologies Holding PLC	202,300	6,946,982
		39,160,632
Ground Transportation - 2.0%
Ryder System Inc	83,200	12,170,496
U-Haul Holding Co Class N	164,619	11,236,893
XPO Inc (a)	107,641	14,050,380
		37,457,769
Machinery - 3.0%
Allison Transmission Holdings Inc	73,100	7,811,466
Atmus Filtration Technologies Inc	190,100	7,402,494
CNH Industrial NV Class A (b)	931,500	10,460,746
Gates Industrial Corp PLC (a)	532,300	10,300,005
Mueller Water Products Inc Class A1 (b)	311,300	6,720,967
Terex Corp	138,100	7,141,151
Timken Co/The	83,595	6,938,385
		56,775,214
Professional Services - 2.3%
Amentum Holdings Inc	362,400	10,777,776
Clarivate PLC (a)(b)	1,275,000	8,415,000
Concentrix Corp (b)	102,555	4,359,613
First Advantage Corp (a)(b)	547,600	9,922,512
Genpact Ltd	287,400	10,970,058
		44,444,959
Trading Companies & Distributors - 2.9%
Boise Cascade Co	78,700	10,469,461
Core & Main Inc Class A (a)(b)	160,300	7,098,083
GMS Inc (a)	140,400	12,620,556
Herc Holdings Inc	41,804	8,742,889
Rush Enterprises Inc Class A	125,800	7,117,764
Wesco International Inc	43,912	8,429,787
		54,478,540
TOTAL INDUSTRIALS		342,318,560

Information Technology - 7.4%
Communications Equipment - 1.2%
Ciena Corp (a)	178,100	11,311,131
Lumentum Holdings Inc (a)	167,651	10,707,869
		22,019,000
Electronic Equipment, Instruments & Components - 2.8%
Arrow Electronics Inc (a)	83,000	9,849,610
Coherent Corp (a)	95,300	8,809,532
Flex Ltd (a)	238,998	8,286,061
Jabil Inc	61,900	7,619,271
TD SYNNEX Corp	83,084	9,583,739
Vontier Corp	251,900	9,340,452
		53,488,665
IT Services - 0.8%
Amdocs Ltd	104,900	9,204,451
GoDaddy Inc Class A (a)	33,000	5,504,400
		14,708,851
Semiconductors & Semiconductor Equipment - 2.2%
First Solar Inc (a)	79,500	15,461,160
MKS Instruments Inc	106,200	10,548,846
ON Semiconductor Corp (a)	226,400	15,958,936
		41,968,942
Software - 0.4%
NCR Voyix Corp (a)	362,100	4,638,501
Progress Software Corp (b)	81,400	5,216,926
		9,855,427
TOTAL INFORMATION TECHNOLOGY		142,040,885

Materials - 9.5%
Chemicals - 2.9%
Corteva Inc	316,767	19,297,446
HB Fuller Co	91,600	6,703,288
Minerals Technologies Inc	94,400	7,107,376
Olin Corp	132,899	5,452,845
Westlake Corp	126,589	16,702,153
		55,263,108
Construction Materials - 0.8%
CRH PLC	97,400	9,294,882
Eagle Materials Inc	21,400	6,108,844
		15,403,726
Containers & Packaging - 3.1%
Berry Global Group Inc	200,900	14,153,405
Crown Holdings Inc	85,600	8,007,880
Graphic Packaging Holding CO	261,361	7,386,062
International Paper Co	247,940	13,770,588
Smurfit WestRock PLC	326,500	16,814,750
		60,132,685
Metals & Mining - 2.4%
Arch Resources Inc Class A	61,400	9,011,064
ATI Inc (a)	143,500	7,563,885
Radius Recycling Inc Class A	165,800	2,684,302
Reliance Inc	43,400	12,427,156
Steel Dynamics Inc	109,600	14,302,800
		45,989,207
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp	51,512	5,094,537
TOTAL MATERIALS		181,883,263

Real Estate - 8.9%
Health Care REITs - 2.6%
American Healthcare REIT Inc	461,700	12,281,220
Ventas Inc	133,000	8,710,170
Welltower Inc	212,368	28,644,196
		49,635,586
Industrial REITs - 1.0%
Prologis Inc	166,660	18,822,580
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (a)	89,202	11,682,786
Compass Inc Class A (a)	708,000	4,495,800
		16,178,586
Residential REITs - 2.4%
Camden Property Trust	168,600	19,522,194
Sun Communities Inc	200,800	26,642,144
		46,164,338
Specialized REITs - 2.1%
Gaming and Leisure Properties Inc	245,200	12,306,588
Iron Mountain Inc	49,700	6,149,381
Outfront Media Inc	540,300	9,595,728
Public Storage Operating Co	36,116	11,884,331
		39,936,028
TOTAL REAL ESTATE		170,737,118

Utilities - 7.1%
Electric Utilities - 4.1%
Constellation Energy Corp	28,169	7,407,320
Edison International	242,232	19,959,917
FirstEnergy Corp	270,800	11,327,564
NRG Energy Inc	136,100	12,303,440
PG&E Corp	1,268,714	25,653,397
		76,651,638
Gas Utilities - 0.6%
UGI Corp	445,100	10,642,341
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp/The	661,900	10,914,731
Vistra Corp	117,600	14,695,296
		25,610,027
Multi-Utilities - 1.1%
NiSource Inc	218,400	7,678,944
Sempra	168,800	14,072,856
		21,751,800
TOTAL UTILITIES		134,655,806

TOTAL UNITED STATES		1,808,019,586
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (a)	638,800	8,253,680
TOTAL COMMON STOCKS (Cost $1,590,733,650)		1,905,026,317

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $75,721,515)	4.87	75,713,944	75,721,516

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $1,666,455,165)	1,980,747,833
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(70,834,850)
NET ASSETS - 100.0%	1,909,912,983

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,758,755 or 0.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,758,755 or 0.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,192,419	168,530,600	170,722,705	97,894	(314)	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	54,254,152	504,568,524	483,101,160	287,424	-	-	75,721,516	0.3%
Total	56,446,571	673,099,124	653,823,865	385,318	(314)	-	75,721,516

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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